Share Based Compensation - Additional information (Detail)		12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares yr $ / shares	Dec. 31, 2019 USD ($) shares yr $ / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average stock price of options Excercised | $ / shares		$ 2.12	$ 1.37
Weighted-average fair value of stock options granted | $ / shares		3.05	5.52
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 5.04	$ 7.48
Weighted average remaining contractual life of outstanding share options		8 years 1 month 6 days
Number of share options granted in share-based payment arrangement | shares		7,278,021	4,474,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 5.04	$ 7.48
Number of share options outstanding in share-based payment arrangement | shares	22,486,713	22,486,713	22,370,168	19,500,000
Liabilities from share-based payment transactions	$ 22,000	$ 22,000	$ 300,000
Post acquisition compensation expense		51,000
Expense from share-based payment transactions with employees		16,659,000	14,046,000
Unrecognized compensation expense of option awards		$ 16,800,000
Option life, share options granted | yr		4
Unrecognized compensation for replacement options		$ 6,000
compensation expense capitalized to inventory		900,000	39,000
Selling general and administrative expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		15,300,000	13,800,000
Cost Of Sales [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		1,800,000	800,000
Deferred Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		$ 15,800,000	$ 14,500,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares		661,190	404,215
Expense from share-based payment transactions with employees		$ 1,500,000	$ 1,200,000
Unrecognized compensation expense of option awards		$ 3,200,000
Option life, share options granted | yr		3
Share-based Payment Arrangement, Amount Capitalized		$ 900,000	900,000
Restricted Stock Units [Member] | Selling general and administrative expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		$ 1,000,000	$ 300,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		0 years
Option life, share options granted | yr		5	5.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		0 years
Option life, share options granted | yr		7	7
Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average stock price of options Excercised | $ / shares		$ 5.96	$ 7.12
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		5.13
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 5.13
Number of share options outstanding in share-based payment arrangement | shares	300,000	300,000
Origin House acquisition [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares		600,000
Origin House acquisition [Member] | Deferred Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 5.96
Number of share options granted in share-based payment arrangement | shares		1,600,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 5.96
Share Repurchases, shares into share capital Settlement	$ 100,000	$ 1,500,000
Origin House acquisition [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares		3,400,000
Weighted average fair value at measurement date, other equity instruments granted	$ 5.96	$ 5.96
Post acquisition compensation expense		$ 0
Origin House acquisition [Member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 4.24
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 4.24
Canadian dollars [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares Available for Grant		1